Accounts and Other Receivables - Components of Accounts and Other Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Receivables [Abstract]
Trade receivables	$ 169.6	$ 131.0
Other receivables and advances	4.8	3.1
Allowance for doubtful accounts	(1.1)	(0.8)	$ (1.0)
Total accounts and other receivables	$ 173.3	$ 133.3